Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Operating lease cost	$ 368,058	$ 518,798	$ 392,168
Short-term lease cost	$ 2,344	$ 14,149	$ 9,028
weighted average remaining lease term	3 years 10 months 24 days	4 years 9 months 18 days
weighted average discount rate	4.50%	4.50%
Lessee operating lease, lease not yet commenced contract value		$ 19,764
Right-of-use assets	$ 531,102	$ 1,857,533
Terminate [Member]
Right-of-use assets	$ 781,338
Lease Expiration Date	May 31, 2022
General and Administrative Expense [Member] | Selected Learning Centre [Member]
Impairment losses on operating lease right of use assets	$ 19,580